Interest and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowing costs [abstract]
Interest recovery	$ (678)	$ (1,179)
Finance fees	2,293	2,391
Accretion expense (Note 17)	6,524	5,973
Interest and finance expense	$ 8,139	$ 7,185